INCOME TAXES - Reconciliation between statutory and effective income tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Profit before tax from continuing operations	$ 785	$ 704	$ 559
Income tax expense at statutory rates noted above	(71)	(63)	(144)
Different tax rates in different jurisdictions	(31)	(72)	66
Non-deductible expenses	(94)	(14)	(50)
Non-taxable income	43	40	30
Adjustments in respect of previous years	7	(10)	(14)
Movements in (un)recognized deferred tax assets	55	(23)	(35)
Withholding taxes	(21)	(45)	(32)
Uncertain tax positions	(81)	(26)	2
Change in income tax rate	0	0	4
Other	(1)	(4)	(6)
Income tax expense	$ (194)	$ (217)	$ (179)
Effective tax rate	24.70%	30.80%	32.00%